Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Income Tax Status	INCOME TAX STATUS
The Plan has adopted a non-standardized prototype plan for which the Internal Revenue Service has issued an opinion letter dated June 30, 2020, covering the qualification of the Plan under the appropriate sections of the Internal Revenue Code. The plan administrators believe that the Plan continues to operate in accordance with the requirements to qualify for tax-exempt status. Accordingly, no provision for income taxes is included in the accompanying financial statements.
Management evaluates tax positions taken by the Plan and recognizes a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would be sustained upon examination by taxing authorities. Plan management has concluded that as of December 31, 2025, there are no uncertain tax positions that require either recognition or disclosure in the financial statements. The Plan is subject to routine audits by taxing authorities for tax years for which the applicable statutes of limitations have not expired. To the plan administrator’s knowledge there are currently no audits for any tax periods in progress.